Asset Retirement Obligation (Change in ARO) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Change in ARO
Balance, January 1	$ 174	$ 178
Accretion included in depreciation expense	9	10
Change in FX rate	3	(1)
Additions	1	1
Accretion deferred to regulatory asset (included in PP&E)	1	2
Liabilities settled	(1)	(13)
Revisions in estimated cash flows	(13)	0
Other	0	1
Balance, December 31	$ 174	$ 174